Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation [Abstract]
Stock-Based Compensation
22. Stock-Based Compensation:
In May 2016, the Company adopted an equity incentive plan, namely the PQ Group Holdings Inc. Stock Incentive Plan (“2016 Plan”). Under the terms of the 2016 Plan, the Company was authorized to issue a total of 8,017,038 shares for common stock awards to employees, directors and affiliates of the Company. Immediately preceding the Company’s initial public offering (“IPO”) as of September 30, 2017, awards with respect to 7,644,518 shares of common stock had been issued under the 2016 Plan.
In connection with the IPO, the Company’s board of directors adopted the PQ Group Holdings Inc. 2017 Omnibus Incentive Plan (the “2017 Plan”). Subsequent to the IPO, all equity incentive awards have been granted under the 2017 Plan. The number of shares of common stock reserved for issuance under the 2017 Plan is 7,344,000 shares, which amount was increased by the 372,520 shares remaining available for grant under the 2016 Plan as of the 2017 Plan adoption. Shares that become available for issuance pursuant to the 2016 Plan as a result of forfeiture, cancellation or termination for no consideration will be available for future awards under the 2017 Plan. Shares underlying awards granted under the 2017 Plan that are forfeited, canceled, terminated for no consideration, settled in cash or are withheld for exercise, taxes, etc. will not be deemed as delivered and will also be available for future issuance under the 2017 Plan.
On April 30, 2020, the Company’s stockholders approved an amendment and restatement of the 2017 Plan to increase the number of shares available under it by an additional 9,000,000 shares and include more limited share recycling provisions, resulting in fewer shares recycled subsequent to the change. At December 31, 2020, 12,405,315 shares of common stock were available for issuance under the 2017 Plan, after giving effect to the new grants, forfeitures and other activity during the year ended December 31, 2020.
2020 Modifications
As more fully described in Note 8 to these consolidated financial statements, the Company’s Board of Directors declared a special cash dividend of $1.80 per share to stockholders of record as of the close of business on December 21, 2020. The dividend declaration also included a dividend equivalent for all unvested restricted stock units, performance stock units and restricted stock awards (collectively, the “awards”) as of December 21, 2020 equal to $1.80 per award. Additionally, the Company’s Board of Directors approved a reduction in the strike price on all outstanding vested and unvested stock options by the amount of the dividend payment.
Further, with respect to stock options and awards held by employees of Performance Materials at the time of the sale (see Note 4 to these consolidated financial statements), the Company’s Board of Directors approved modifications to the post-termination stock option exercise, and stock option and award vesting periods. The modifications provide that all stock options held by Performance Materials employees that were vested as of the date of the sale are eligible to be exercised for a period of one year from the date of the sale, through December 14, 2021. Additionally, modifications to unvested stock options and awards allow holders to continue to vest in those instruments under the original terms of the instruments for a period of one year from the date of sale, through December 14, 2021. The terms of the modifications to the Performance Materials awards are contingent upon the employee providing continued service to the Purchaser.
The modifications impacted all holders of the Company’s stock option and awards and resulted in additional stock-based compensation expense of $2,144 for the year ended December 31, 2020. Of this amount, $654 was included in loss from discontinued operations, net of tax on the Company’s consolidated statements of income.
Stock Options
Under both the 2016 and 2017 Plans, the Company has issued stock options to purchase PQ Group Holdings common stock as part of its equity incentive compensation program. There are various vesting conditions associated with the stock options issued under the 2016 Plan, including satisfaction of certain service and/or performance based conditions. Under the 2017 Plan, the Company’s stock option grants have been subject to graded vesting conditions based on service. The maximum contractual term of the Company’s stock options is ten years.
The following table summarizes the activity of common stock options for the period from December 31, 2017 through the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	2,715,170	$10.18
Granted	241,316	$17.50
Exercised	(15,332)	$8.51

Outstanding at December 31, 2018	2,941,154	$10.79
Exercised	(492,498)	$8.07
Forfeited	(74,299)	$8.16

Outstanding at December 31, 2019	2,374,357	$11.44
Exercised	(43,250)	$8.64
Forfeited	(157,776)	$9.23

Outstanding at December 31, 2020	2,173,331	$9.84	(1)	5.94	$10,452

Exercisable at December 31, 2020	1,796,519	$10.50	(1)	6.00	$7,611

(1)	Reflects the impact of the reduction in the strike price on all outstanding vested and unvested stock options by $1.80 per share as described above.
The aggregate intrinsic value per the above table represents the difference between the fair value the Company’s common stock on the last trading day of the reporting period (determined in accordance with the plan terms) and the exercise price of in-the-money
stock options multiplied by the respective number of stock options as of that date. The total intrinsic value of stock options exercised during the year ended December 31, 2019 and the resulting tax benefits recognized by the Company were $3,615; the total intrinsic value of stock options exercised during the years ended December 31, 2020 and 2018 was not material for either year. Additionally, cash proceeds received by the Company from the exercise of stock options were $3,975 during the year ended December 31, 2019 and were not material for the years ended December 31, 2020 and 2018.
There were no stock option awards granted during the years ended December 31, 2020 and 2019. The fair values of PQ Group Holdings common stock options granted during the year ended December 31, 2018 were determined on the respective grant dates using a Black-Scholes option pricing model with the following weighted-average assumptions:

2018
Expected term (in years)	5.75
Expected volatility	26.38%
Risk-free interest rate	2.86%
Expected dividend yield	0.00%
Weighted average grant date fair value of options granted	$5.47
With respect to the stock option awards granted during the year ended December 31, 2018, the Company used the simplified method for plain vanilla stock options to estimate the expected term assumption, since the Company lacked sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term due to the limited period of time its common stock has been publicly traded. The application of the simplified method involves calculating the average of the time-to-vesting
period and the total contractual life of the options. The expected volatility assumption was compared to a range of the actual stock price volatility of a peer group of companies. The risk-free interest rate was based on U.S. Treasury rates in effect at the time of the grant commensurate with the expected term.
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units
The Company has granted restricted stock awards subject to vesting conditions based on (1) service only, (2) performance only, or (3) a combination of service and performance conditions, dependent on which event occurs first. The vesting requirements for the majority of these awards were based upon the achievement of a performance condition. As defined in the award agreements, each award subject to the performance condition fully vests upon the occurrence of a defined liquidity event upon which certain investment funds affiliated with CCMP receive proceeds exceeding certain thresholds. Although achievement of the performance condition is subject to continued service with the Company, the terms of awards issued with performance conditions stipulate that the performance vesting condition can be attained for a period of six months following separation from service under certain circumstances, depending on the means of separation from the Company and subject to other factors such as individual separation agreements. The same performance vesting condition for the Company’s restricted stock awards also governs the achievement of the performance vesting condition for the Company’s stock options. As of December 31, 2020, all of the Company’s outstanding unvested restricted stock awards were subject to the performance vesting condition.
In addition to restricted stock awards, the Company has granted restricted stock units and performance stock units as part of its equity incentive compensation program. Each restricted stock unit provides the recipient with the right to receive a share of common stock subject to graded vesting terms based on service, which generally requires one year of service for members of the Company’s board of directors and three years of service for employees. The value of the restricted stock units granted by the Company is based on the average of the high and low trading prices of the Company’s common stock on the NYSE on the preceding trading day, in accordance with the Company’s policy for valuing such awards. Compensation expense related to the restricted stock units is recognized on a straight-line basis over the respective vesting period.
The Company granted performance stock units during the year ended December 31, 2019, which provide the recipients with the right to receive shares of common stock dependent on the achievement of two Company-specific financial performance targets and the provision of service through the vesting date. Attainment of the metrics is measured based on the average levels of achievement across the three-year period from January 1, 2019 through December 31, 2021. Depending on the Company’s performance against the pre-determined
thresholds for achievement, each performance stock unit award holder is eligible to earn a percentage of the target number of shares granted to the holder, ranging from zero to 200%. The performance stock units, to the extent earned, will vest on the date the Company’s compensation and governance committee certifies the achievement of the performance metrics for the three-year period ending December 31, 2021, which will occur subsequent to the end of the performance period but before the Company files its annual consolidated financial statements for the year then ended.
The Company also granted performance stock units during the year ended December 31, 2020. The performance stock units granted in 2020 provide the recipients with the right to receive shares of common stock dependent 50% on the achievement of a Company-specific financial performance target and 50% on a total shareholder return (“TSR”) goal, and are generally subject to the provision of service through the vesting date of the award. The Company-specific financial performance target and the TSR goal are measured independently of each other, but achievement of both of the metrics is measured based on the same three-year performance period from January 1, 2020 through December 31, 2022. The TSR goal is based on the Company’s relative TSR performance against the companies included in the Russell 2000 Index over the performance period. Achievement of the Company-specific financial performance target is measured based on the average levels of achievement across the performance period. Depending on the Company’s performance against the predetermined thresholds for achievement, each performance stock unit award recipient is eligible to earn a percentage of the target number of shares granted to the recipient, ranging from zero to 200%. The performance stock units, to the extent earned, will vest on the date the Company’s compensation and governance committee certifies the achievement of the performance metrics for the three-year period ending December 31, 2022, which will occur subsequent to the end of the performance period but before the Company files its annual consolidated financial statements for the year then ended.
The value of the portions of the performance stock units granted during the years ended December 31, 2020 and 2019 eligible to be earned based on the achievement of the Company-specific financial performance targets was measured on the same basis as that of the restricted stock units, and based on the target number of shares granted; because the performance vesting conditions affect the ability of the recipients to vest in the awards, they are not factored into the fair value measure of the award. Compensation expense related to such performance stock units is recognized ratably over the requisite service period, and the Company must assess the probability that the performance conditions will be met each reporting period and the level at which they are estimated to be attained. Should the probability assessment change during a given reporting period, the total compensation cost (both recognized and unrecognized) will be adjusted to reflect the revised assessment.
The TSR goal, which determines how much of the 50% of the performance stock units granted during 2020 may be earned, is considered a market condition as opposed to a vesting condition. Because a market condition is not considered a vesting condition, it is reflected in the grant date fair value of an award and the associated compensation cost based on the fair value of the award is recognized over the performance period, regardless of whether the Company actually achieves the market condition or the level of achievement, as long as service is provided by the recipient. The Company used a Monte Carlo simulation to estimate the fair value of the portion of the awards subject to the TSR goal. The following table provides the assumptions used to determine the grant date fair value of the market condition-dependent / TSR goal-based portion of the Company’s performance stock units granted during 2020 using a Monte Carlo simulation:

Expected dividend yield	—%
Risk-free interest rate	1.56%
Expected volatility	28.57%
Expected term (in years)	2.95
Grant date fair value	$24.11
The following table summarizes the activity of restricted stock awards, restricted stock units and performance stock units for the period from December 31, 2017 through the year ended December 31, 2020:

	Restricted Stock Awards			Restricted Stock Units		Performance Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value (per share)		Number of Units	Weighted Average Grant Date Fair Value (per share)	Number of Units	Weighted Average Grant Date Fair Value (per share)
Nonvested as of December 31, 2017	2,096,637	$8.87		1,654,690	$16.97	—	$—
Granted	14,498	$13.80		161,598	$16.12	—	$—
Vested	(223,298)	$12.18		(797,859)	$16.97	—	$—
Forfeited	(117,177)	$8.04		(19,643)	$16.97	—	$—

Nonvested as of December 31, 2018	1,770,660	$8.39		998,786	$16.83	—	$—
Granted	—	$—		1,245,628	$15.42	550,676	$15.41
Vested	(97,140)	$12.32		(541,383)	$16.68	—	$—
Forfeited	(127,390)	$8.04		(74,595)	$16.09	—	$—

Nonvested as of December 31, 2019	1,546,130	$8.17		1,628,436	$15.83	550,676	$15.41
Granted	—	$—		1,158,605	$16.60	456,311	$20.29
Vested	(29,760)	$12.32		(816,866)	$16.17	—	$—
Forfeited	(619,355)	$8.04		(129,036)	$16.28	(41,251)	$15.95

Nonvested as of December 31, 2020	897,015	$13.80	(1)	1,841,139	$16.14	965,736	$17.69

(1)	Reflects the impact of the modification on all unvested restricted stock awards as described above.
The total fair value of restricted stock awards that vested during the years ended December 31, 2020, 2019 and 2018 was $510, $1,543 and $3,493, respectively. The total fair value of restricted stock units that vested during the years ended December 31, 2020, 2019 and 2018 was $11,269, $8,493 and $13,628, respectively. None of the Company’s performance stock units vested during the years ended December 31, 2020, 2019 and 2018.
Total Stock-Based Compensation Expense
For the years ended December 31, 2020, 2019 and 2018, total stock-based compensation expense for the Company on a continuing operations basis was $17,194, $13,281 and $16,899, respectively. The associated income tax benefit recognized in the statements of income for the years ended December 31, 2020, 2019 and 2018 was $3,933, $3,182 and $4,349, respectively.
As of December 31, 2020, there was no unrecognized compensation cost related to nonvested stock options or nonvested restricted stock awards subject to service vesting conditions. As of December 31, 2020, there was $20,511 of total unrecognized compensation cost related to nonvested restricted stock units and $10,982 of total unrecognized compensation cost related to nonvested performance stock units considered probable of vesting, which include costs for both continuing and discontinued operations. The weighted-average period over which these costs are expected to be recognized at December 31, 2020 is 1.59 years for the restricted stock units and 1.63 years for the performance stock units. No expense has been recognized for any restricted stock awards or stock options subject to the performance condition for the years ended December 31, 2020, 2019 and 2018, as the performance-based criteria was not achieved nor considered probable of achievement.

Restricted stock awards and stock options issued with performance conditions vest based on the occurrence of a defined liquidity event upon which certain investment funds affiliated with CCMP receive proceeds exceeding certain thresholds. All of the Company’s equity incentive awards with performance-based vesting, whether in the form of stock options or restricted stock awards, are subject to achievement of the same performance condition. If an exit event occurs that exceeds the defined threshold, then all performance-based awards of the Company vest 100%, with no potential for partial vesting or excess achievement. If an exit event or events occur with no further possibility of meeting the defined threshold, then all of the Company’s awards subject to the performance vesting condition will be forfeited. In addition to the defined liquidity event, subsequent to the Company’s IPO, the performance vesting condition can also be achieved if the average closing trading price of the Company’s common stock on the NYSE over any consecutive ten-day
trading period equals or exceeds a price that would be equivalent to the achievement of the threshold proceeds to CCMP. See Note 23 to these consolidated financial statements for further information on the number of awards outstanding subject to performance-based vesting.